Profit appropriation and restricted net assets (Tables)	12 Months Ended
Dec. 31, 2024
Profit appropriation and restricted net assets
Schedule of Condensed Balance Sheets

	As of December, 31
	2023	2024
	US$	US$

ASSETS
Current assets
Cash and cash equivalents	3,605	1,545
Time deposits	1,000	—
Prepaid expenses and other current assets	67	86
Amounts due from related parties	71	70
Total current assets	4,743	1,701
Non-current assets
Amounts due from inter-company entities	14,553	16,425
Other non-current assets	69	69
Total non-current assets	14,622	16,494
Total assets	19,365	18,195

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Accrued expenses and other current liabilities	338	243
Tax payables	135	—
Total current liabilities	473	243
Non-current liabilities
Amounts due to inter-company entities	5,776	5,786
Deficits of investments in subsidiaries	21,307	26,878
Total non-current liabilities	27,083	32,664
Total liabilities	27,556	32,907
Shareholders’ deficit:
Class A ordinary shares	24	25
Class B ordinary shares	10	10
Additional paid-in capital	338,316	339,249
Surplus reserves	1	1
Accumulated other comprehensive loss	(326)	(685)
Accumulated deficit	(346,365)	(353,600)
Total shareholders’ deficit	(8,340)	(15,000)
Noncontrolling interest	149	288
Total deficit	(8,191)	(14,712)
Total liabilities and shareholders’ deficit	19,365	18,195

Schedule of Condensed Statements of Operations and Comprehensive Income/(Loss)

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Operating expenses:
Sales and marketing expenses	(55)	—	—
Product development expenses	(1,240)	—	—
General and administrative expenses	(2,480)	(1,410)	(1,226)
Share of loss of subsidiaries and the VIEs	(8,060)	(13,350)	(5,978)
Total operating expenses	(11,835)	(14,760)	(7,204)
Loss from operations	(11,835)	(14,760)	(7,204)
Others	(1,008)	(272)	(254)
Loss before income tax expenses	(12,843)	(15,032)	(7,458)
Income tax expenses	(1)	—	136
Net loss from continuing operations	(12,844)	(15,032)	(7,322)
Net loss from discontinuing operations	(29,712)	—	—
Net loss	(42,556)	(15,032)	(7,322)
Net loss attributable to noncontrolling interests	—	—	(87)
Net loss, all attributable to the Company’s ordinary shareholders	(42,556)	(15,032)	(7,235)

Comprehensive loss:
Net loss	(42,556)	(15,032)	(7,322)
Other comprehensive loss
Foreign currency translation adjustments	9,082	(627)	(373)
Reclassification of exchange differences on translation of operations to consolidated statement of operations	(2,727)	—	—
Total comprehensive loss	(36,201)	(15,659)	(7,695)
Less: comprehensive income/(loss) attributable to noncontrolling interests	—	2	(14)
Total comprehensive loss attributable to ordinary shareholders	(36,201)	(15,661)	(7,681)

Schedule of Condensed Statements of Cash Flows

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Cash flows from operating activities:
Net cash used in operating activities	(3,210)	(1,109)	(1,129)
Cash flows from investing activities:
Placement of time deposits	(4,872)	(1,006)	—
Withdrawal of time deposits	17,614	4,830	1,000
Net cash used in transactions with intra-Group entities	(20,855)	(4,167)	(2,833)
Net cash used in investing activities	(8,113)	(343)	(1,833)
Cash flows from financing activities:
Net cash provided by transactions with intra-Group entities	4,078	773	900
Net cash provided by financing activities	4,078	773	900
Effect of exchange rate changes on cash and cash equivalents	(487)	77	2
Net decrease in cash and cash equivalents	(7,732)	(602)	(2,060)
Cash and cash equivalents at the beginning of the year	11,939	4,207	3,605
Cash and cash equivalents at the end of the year	4,207	3,605	1,545